DEBT AND CREDIT FACILITIES 9 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Energia Sierra Juarez Wind Project [Member] | Other Long Term Debt, Due Fixed Rate Due June 2033 [Member]
Other Long-Term Debt [Line Items]
Debt instrument, maximum borrowing amount	$ 240
Debt instrument, outstanding borrowings	82
Debt instrument, interest rate, after floating to fixed swap	6.10%
Debt Instrument Current Stated Market Interest Rate	0.16%
Copper Mountain Solar 3 [Member] | Other Long Term Debt, Due March 2027 [Member]
Other Long-Term Debt [Line Items]
Debt instrument, maximum borrowing amount	356
Debt instrument, outstanding borrowings	97
Debt instrument, interest rate, after floating to fixed swap	5.35%
Debt Instrument Current Stated Market Interest Rate	0.16%
Broken Bow 2 Wind [Member] | Other Long Term Debt, Due Fixed Rate Due June 2039 [Member]
Other Long-Term Debt [Line Items]
Debt instrument face amount	$ 72
Debt instrument, interest rate, stated percentage	4.82%